Commitments and contingencies (Details Narrative) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Further commitment	€ 510
Sale and lease back transaction [member]
IfrsStatementLineItems [Line Items]
Payment guarantees		€ 100
Commercial agreement [member]
IfrsStatementLineItems [Line Items]
Payment guarantees	100
Bank warranty to supplier [member]
IfrsStatementLineItems [Line Items]
Payment guarantees	€ 2,000